Epiphany Funds

Epiphany FFV Fund

Epiphany Strategic Income Fund

Epiphany FFV Latin America Fund

Incorporated herein by reference is the definitive version of the prospectus for the Epiphany Funds filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on March 27, 2015 (SEC Accession No. 0001162044-15-000307).